INCOME TAXES	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
INCOME TAXES

NOTE 6 - INCOME TAXES:

Deferred tax assets are comprised of the following:

	December 31,
	2010	2009

Federal net operating loss
carry forwards	$3,995,000	$3,670,000
State and city net operating loss
carry forwards, net of
federal tax benefit	1,168,000	1,040,000
	5,163,000	4,710,000
Less: Valuation allowance	5,163,000	4,710,000

Total	$-	$-

The Company's effective tax rate differs from the expected federal income tax rate due to changes in the valuation allowance at December 31, 2010 and 2009.

Management has determined, based on the Company's current condition, that a full valuation allowance is appropriate at December 31, 2010.

At December 31, 2010, the Company had federal net operating loss carry forwards of approximately $11,414,000, expiring in various amounts from fiscal year 2011 to fiscal year 2030. Current United States income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.